SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
Schedule of Assumptions Used

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2015
	Average											Post-
	risk-free											vesting
Options	rate of			Exercise				Volatility			Dividend	forfeiture
granted	return			multiple				rate			yield	rate
January 12, 2015	2.82%			1.8	-	3	times	93.0%			0%	5%	-	8%

July 6, 2015	3.20%					3	times	91.0%			0%	5%

September 9, 2015	2.94%	-	3.08%	1.8	-	3	times	91.0%	-	92.0%	0%	5%	-	8%

Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2019 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2019	9,240,067	0.49	—	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Exercised	(2,474,950)	0.32	—	—
Options outstanding on December 31, 2019	6,765,117	0.56	4.42	10,079,601
Options vested or expected to vest on December 31, 2019	20,207,103	0.47	3.16	31,941,622
Options exercisable on December 31, 2019	6,764,509	0.56	4.42	10,078,718

Schedule of Nonvested Restricted Stock Units Activity

A summary of the non-vested RSU activity in 2019 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Nonvested RSUs on January 1, 2019	43,487,613	$1.39
Granted	—	—
Vested	(12,914,511)	1.39
Forfeited	(55,250)	1.42
Nonvested RSUs on December 31, 2019	30,517,852	$1.39